Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	TGH
Entity Registrant Name	TEXTAINER GROUP HOLDINGS LTD
Entity Central Index Key	0001413159
Current Fiscal Year End Date	--12-31